Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, CO 80111

March 15, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Pinnacle Series Account of Great-West Life & Annuity Insurance Company

Post-Effective Amendment to Registration Statement

File Nos. 2-96000, 811-04235

Commissioners:

On behalf of Great-West Life & Annuity Insurance Company (the “Company”) and its Separate Account Pinnacle Series Account of Great-West Life & Annuity Insurance Company (the “Account”) and under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing this letter solely for the purpose of obtaining a Series Identification Number for the Account and a Class Identification Number for the Account. Such identification numbers are required for the first time filing of Form N-CEN for the Account.

If you have any questions regarding this submission, please call me at (303) 737-1131.

Sincerely,

/s/ Adam J. Kavan

Adam J. Kavan, Senior Counsel

Great-West Life & Annuity Insurance Company